RELATED PARTIES (Details Narrative) ₪ in Thousands, $ in Thousands	1 Months Ended										12 Months Ended
	Oct. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Jan. 31, 2025	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Monthly rent fee											$ 12		$ 0	$ 0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Other commitments description				the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66)	the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66)	the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).
Mr Udi Gilboa [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage											21.00%	21.00%
Dr. Dalia Meggido [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage											21.00%	21.00%
Management fee description											Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.
Management fee											$ 13	₪ 45
Deferred fees	$ 342
Deferred liability													530
Compensation adjustments description				(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 855 plus VAT ($235) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.	(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 855 plus VAT ($235) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.
Management fee											253		185	183
[custom:ProceedsFromBonusesReceived]				$ 235	₪ 855
Dr. Dalia Meggido [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											35
Dr. Dalia Meggido [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											50
Short term investments											$ 10
Dr Ronnie Hershman [Member]
Related Party Transaction [Line Items]
Ordinary shares issued and outstanding, percentage											15.00%	15.00%
Dr Ronnie Hershman [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											$ 100
Dr Ronnie Hershman [Member] | 2023 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											100
Dr Ronnie Hershman [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											150
Short term investments											$ 290
Mr. Ehud Gilboa [Member]
Related Party Transaction [Line Items]
Management fee description											Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.	Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee.
Management fee											$ 13	₪ 45
Deferred fees	$ 346
Deferred liability											73
Compensation adjustments description				(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 1,068 plus VAT ($293) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.	(i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 1,068 plus VAT ($293) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.
Management fee											252		$ 184	$ 183
[custom:ProceedsFromBonusesReceived]				$ 293	₪ 1,068
Monthly rent fee											3	12
Secretarial services fee											4	₪ 15
Secretarial services fee increased		$ 2	₪ 5
Mr. Ehud Gilboa [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											35
Mr. Ehud Gilboa [Member] | 2024 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											50
Short term investments											10
Mr. Ehud Gilboa and Dr. Dalia Meggido [Member]
Related Party Transaction [Line Items]
Voluntary fee							$ 5	₪ 18	$ 3	₪ 9
Formulex Pharma Innovations Ltd [Member] | 2022 SAFEs [Member]
Related Party Transaction [Line Items]
Investments											$ 30